Non-Controlling Interest in Consolidated Subsidiaries - AOCI (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accumulated other comprehensive income	$ (494)		$ (9,649)	$ 3,085
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Exchange differences on translation foreign operation			(9,557)	(7,999)
Remeasurements of the net defined benefits liability			(422)	(595)
Valuation of the effective portion of derivative financial instruments			(80)	733
Accumulated other comprehensive income			$ (10,059)	$ (7,861)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3